Income Tax - Schedule of Reconciles Statutory Rate to Effective Tax Rate (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciles Statutory Rate to Effective Tax Rate [Abstract]
Hong Kong statutory income tax rate	16.50%	16.50%
Non-taxable income, percent		56.77%
Non-deductible expenses, percent		(39.32%)
Deductible temporary difference not recognized, percent	0.13%	(0.07%)
Tax loss not recognized, percent	(1.61%)	(3388.00%)
Statutory tax rate difference between foreign jurisdictions and Hong Kong, Percent	(14.98%)
Other nontaxable or nondeductible items, net	(0.04%)
Effective tax rate, percent	0.00%	0.00%
Loss before provision for income tax (in Dollars)	$ (10,071,847)	$ (415,198)
Hong Kong income tax rate (in Dollars)	(1,661,855)
Foreign tax effects
Statutory tax rate difference between foreign jurisdictions and Hong Kong (in Dollars)	1,509,257
Other nontaxable or nondeductible items, net (in Dollars)	3,984
Temporary differences not recognized (in Dollars)	(13,586)
Tax losses not recognized (in Dollars)	162,200
Income tax expenses (benefit)